Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Intangible assets	Intangible assets

		Acquired
	Internal-use software technology	Customer relationships	Technology	Trademarks	Total
		$	$	$	$
Cost
Balance – December 31, 2019	—	—	—	—	—
Additions	364	1,458	548	47	2,417
Effects of foreign exchange	20	76	29	3	128
Balance – December 31, 2020	384	1,534	577	50	2,545

Accumulated depreciation
Balance – December 31, 2019	—	—	—	—	—
Depreciation	21	40	18	3	82
Effects of foreign exchange	1	3	1	—	5
Balance – December 31, 2020	22	43	19	3	87

Carrying value
Balance – December 31, 2020	362	1,491	558	47	2,458